Intangible Assets	12 Months Ended
Mar. 31, 2020
Intangible assets [Abstract]
Intangible Assets
Intangible Assets

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2018	¥84,785	¥2,020,861	¥22,204	¥2,127,850
Additions	26,188	29,857	141	56,186
Acquisitions through business combinations (Note 31)	51,722	3,780,775	—	3,832,497
Disposals and other decreases	(2,522)	(131)	(11)	(2,664)
Reclassification to assets held for sale (Note 19)	(120)	—	—	(120)
Deconsolidation	(220)	(28,794)	(4)	(29,018)
Foreign currency translation differences	404	60,382	3	60,789
As of March 31, 2019	¥160,237	¥5,862,950	¥22,333	¥6,045,520
Additions	28,274	77,016	44	105,334
Disposals and other decreases	(20,078)	(5,179)	(10,573)	(35,830)
Reclassification to assets held for sale (Note 19)	(83)	(179,788)	—	(179,871)
Foreign currency translation differences	(3,430)	(151,746)	(38)	(155,214)
As of March 31, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939

Accumulated amortization and accumulated impairment losses
As of April 1, 2018	¥(51,771)	¥(1,050,864)	¥(10,951)	¥(1,113,586)
Amortization	(13,774)	(169,972)	(61)	(183,807)
Impairment losses	(53)	(8,645)	—	(8,698)
Disposals and other decreases	2,388	22	6	2,416
Reclassification to assets held for sale (Note 19)	59	—	—	59
Deconsolidation	153	17,888	4	18,045
Foreign currency translation differences	55	(8,858)	23	(8,780)
As of March 31, 2019	¥(62,943)	¥(1,220,429)	¥(10,979)	¥(1,294,351)
Amortization	(32,771)	(412,074)	(29)	(444,874)
Impairment losses	(4,731)	(43,346)	—	(48,077)
Disposals and other decreases	19,784	3,029	10,573	33,386
Reclassification to assets held for sale (Note 19)	—	96,608	—	96,608
Foreign currency translation differences	2,101	46,629	—	48,730
As of March 31, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)

Carrying amount
As of April 1, 2018	¥33,014	¥969,997	¥11,253	¥1,014,264
As of March 31, 2019	97,294	4,642,521	11,354	4,751,169
As of March 31, 2020	86,360	4,073,670	11,331	4,171,361

There were no material internally generated intangible assets recorded in the consolidated statements of financial position.
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2018	¥698,329	¥271,668	¥969,997
As of March 31, 2019	4,135,520	507,001	4,642,521
As of March 31, 2020	3,602,384	471,286	4,073,670

Marketed products mainly represent license rights associated with commercialized products. In-process R&D mainly represents products in development and license rights obtained in connection with Takeda’s in-licensing and collaboration agreements. These agreements relate to the right to sell products that are being developed (Note 13).
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Residual amortization period
		As of March 31		As of March 31
		2019	2020	2020
Immunoglobulin	Marketed products	¥860,201	¥788,628	15 Years
Takhzyro	Marketed products	620,926	567,589	14 Years
Vyvanse	Marketed products	620,117	517,695	6 Years
Advate & Adynovate	Marketed products	355,163	313,509	10 Years
Alunbrig	In-process R&D	163,738	160,580	—
	Marketed products	85,251	76,688	11 Years

During the year ended March 31, 2020, Takeda completed the purchase price allocation to the assets acquired and liabilities assumed as part of the Shire acquisition. As a result, intangible assets of 3,899,298 million JPY recognized for the Shire acquisition on a provisional basis was retrospectively adjusted to 3,769,076 million JPY. See Note 31 for further detail of completed purchase price allocation.
Impairment
Takeda’s impairment assessment for intangible assets requires a number of significant judgments to be made by management to estimate the recoverable amount, including the estimated pricing and costs, likelihood of regulatory approval, and the estimated market and Takeda’s share of the market. The most significant assumption for intangible assets associated with marketed products is the product market share of the therapeutic area and estimated pricing, whereas the most significant assumption with pre-marketed products and in-process R&D is the probability of regulatory approval. A change in these assumptions may have a significant impact on the amount, if any, of an impairment charge recorded during a period. For example, negative results from a clinical trial may change the assumption and result in an impairment. Products in development may be fully impaired when a trial is unsuccessful and there is no alternative use for the development asset.
Takeda recorded a reversal of impairment losses of 3,889 million JPY, net of impairment losses, impairment losses of 8,698 million JPY, and impairment losses of 48,077 million JPY during the years ended March 31, 2018, 2019, and 2020, respectively. These losses are primarily recognized in amortization and impairment losses on intangible assets associated with products in the consolidated statements of profit or loss.
During the year ended March 31, 2018, Takeda recorded a reversal of previously recorded impairment losses of 23,057 million JPY mainly related to COLCRYS based on more favorable sales performance. The recoverable amount of the assets related to the reversal was 49,113 million JPY. This was offset by impairment losses of 19,168 million JPY primarily resulting from a decision to terminate development of certain products. The recoverable amount of the impaired assets amounted to 3,185 million JPY.
During the year ended March 31, 2019, Takeda recorded impairment losses of 8,698 million JPY. The recoverable amount of the combined impaired assets amounted to 29,667 million JPY. The impairment losses primarily resulted from the decision to terminate a collaboration agreement on development of oncology products.
During the year ended March 31, 2020, Takeda recorded impairment losses of 48,077 million JPY. The recoverable amount of the combined impaired assets amounted to 11,815 million JPY. The impairment losses primarily resulted from a decision to terminate development of a rare diseases product and an increase in estimated future development costs due to a change in study design related to a rare diseases product.
Impairment losses were calculated by deducting the recoverable amount from the carrying amount. The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

Discount rate (Post-tax)
March 31, 2018	6.5% - 14.4%
March 31, 2019	11.0%
March 31, 2020	7.0% - 8.0%

A part of the recoverable amount was measured at fair value less costs of disposal (the amount that was expected to be received by selling the assets). This fair value is classified as Level 3 in the fair value hierarchy.